Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Cash	$ 108	$ 155
Short-Term Investments	78	626
Total	$ 186	$ 781	$ 610	$ 3,720